INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of provision for income taxes

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Current tax expense —Russia	(5,640)	(8,220)	(9,052)	(114.8)
Current tax expense —Netherlands	(503)	(1,672)	(563)	(7.1)
Current tax expense—other	(296)	(573)	(196)	(2.6)
Total current tax expense	(6,439)	(10,465)	(9,811)	(124.5)
Deferred tax benefit/(expense) – Russia	1,018	1,656	(1,351)	(17.1)
Deferred tax benefit/(expense) – Netherlands	346	270	(418)	(5.3)
Deferred tax benefit/(expense)—other	59	338	(76)	(1.0)
Total deferred tax benefit/(expense)	1,423	2,264	(1,845)	(23.4)
Total income tax expense	(5,016)	(8,201)	(11,656)	(147.9)

Schedule of components of net income before income taxes

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Income before income tax expense —Russia	18,784	33,392	38,626	489.9
(Loss)/income before income tax expense —Netherlands	(6,140)	17,665	(16,916)	(214.5)
Income before income tax expense —other	1,453	1,402	1,145	14.5
Total income before income tax expense	14,097	52,459	22,855	289.9

Schedule of statutory Dutch income tax rate reconciled to the Company's effective income tax rate

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Expected expense at Dutch statutory income tax rate of 25%	3,525	13,115	5,714	72.5
Effect of:
Tax on inter-company dividends	872	802	764	9.7
Non-deductible share-based compensation	1,048	1,638	2,464	31.2
Other expenses not deductible for tax purposes	612	721	1,908	24.2
Accrual/(reversal) of unrecognized tax benefit	227	(102)	319	4.0
Reversal of prior year unrecognized tax benefit accrual following tax audits	—	—	(417)	(5.3)
Equity method loss of Yandex.Market	—	73	1,088	13.8
Effect of deconsolidation of Yandex Market	—	(7,061)	—	—
Difference in foreign tax rates	(1,357)	(1,832)	(2,381)	(30.2)
Change in valuation allowance	332	850	2,285	29.0
Other	(243)	(3)	(89)	(1.0)
Income tax expense	5,016	8,201	11,656	147.9

Schedule of movements in the valuation allowance

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Balance at the beginning of the period	(659)	(922)	(1,730)	(21.9)
Charged to expenses	(332)	(850)	(2,285)	(29.0)
Foreign currency translation adjustment	69	42	205	2.6
Balance at the end of the period	(922)	(1,730)	(3,810)	(48.3)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Balance at the beginning of the period	580	290	239	3.0
Increases related to prior years tax positions	98	9	155	2.0
Decreases related to prior years tax positions	(13)	(111)	(11)	(0.1)
Increases related to current year tax positions	41	51	56	0.7
Settlements	(416)	—	—	—
Balance at the end of the period	290	239	439	5.6

Schedule of deferred tax assets and liabilities

	2018	2019	2019
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	2,696	3,223	40.9
Net operating loss carryforward	3,254	3,452	43.8
Intangible assets	399	451	5.7
Property and equipment	553	464	5.9
Operating lease liabilities	3,778	4,572	58.0
Other	28	76	0.9
Total deferred tax asset	10,708	12,238	155.2
Valuation allowance	(1,730)	(3,810)	(48.3)
Total deferred tax asset, net of valuation allowance	8,978	8,428	106.9
Deferred tax liability
Property and equipment	(1,129)	(2,265)	(28.7)
Intangible assets	(1,684)	(1,480)	(18.8)
Unremitted earnings	(510)	(953)	(12.1)
Deferred expenses	(19)	(89)	(1.1)
Allowance for doubtful accounts	(24)	(25)	(0.3)
Operating lease assets	(3,495)	(3,651)	(46.4)
Other	(166)	(69)	(0.8)
Total deferred tax liability	(7,027)	(8,532)	(108.2)
Net deferred tax asset/(liability)	1,951	(104)	(1.3)
Net deferred tax assets	3,523	1,847	23.4
Net deferred tax liabilities	(1,572)	(1,951)	(24.7)